RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES (Details Narrative)		12 Months Ended
	Dec. 08, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Asset And Operating Lease Liabilities
Total rental fee	$ 77,000
Operating lease payments		$ 27,000	$ 37,000
Incremental borrowing rate		5.25%		5.25%
Remaining lease term		1 year		1 year
Right of use of asset		$ 27,000		$ 37,000	$ 72,000
Operating lease liability				$ 37,000	$ 72,000